Note 13 - Lease Obligations - Maturities of Finance Leases Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020	€ 415
2021	299
2022	221
2023	122
2024 and thereafter	30
Total undiscounted minimum lease payments	1,086
Less: amount representing interest	(41)
Present value of minimum lease payments	1,044
Less: current portion	(392)	€ (383)
Long-term portion	€ 653	€ 852